Other Assets (Non-Current) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Noncurrent
Deferred commission costs	$ 4,290	$ 3,292
Capitalized costs of in-vehicle devices owned by customers	3,554	2,122
Other	878	445
Total	$ 8,722	$ 5,859